Note 20 - Selected Quarterly Financial Data (Unaudited) (Detail) - Selected Quarterly Financial Data (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total interest income	$ 6,949	$ 7,342	$ 7,223	$ 7,232	$ 7,419	$ 7,528	$ 7,421	$ 7,359
Total interest expense	1,513	1,602	1,646	1,686	1,873	2,134	2,304	2,341	6,447	8,652	10,945
Net interest income	5,436	5,740	5,577	5,546	5,546	5,394	5,117	5,018	22,299	21,075	18,149
Provision for loan losses	975	143	450	600	600	920	700	865
Net interest income after provision for loan losses	4,461	5,597	5,127	4,946	4,946	4,474	4,417	4,153	20,131	17,990	14,569
Total noninterest income	772	868	1,017	794	258	686	594	699	3,451	2,237	2,623
Total noninterest expense	3,694	4,122	4,041	3,782	3,598	3,906	4,292	3,705	15,639	15,501	14,763
Income before income taxes	1,539	2,343	2,103	1,958	1,606	1,254	719	1,147	7,943	4,726	2,429
Income taxes	270	494	463	435	277	175	(1)	145	1,662	596	(88)
Net income	$ 1,269	$ 1,849	$ 1,640	$ 1,523	$ 1,329	$ 1,079	$ 720	$ 1,002	$ 6,281	$ 4,130	$ 2,517
Net income
Basic (in Dollars per share)	$ 0.65	$ 0.93	$ 0.85	$ 0.86	$ 0.76	$ 0.63	$ 0.44	$ 0.62	$ 3.29	$ 2.45	$ 1.60
Diluted (in Dollars per share)	$ 0.64	$ 0.93	$ 0.85	$ 0.86	$ 0.76	$ 0.63	$ 0.44	$ 0.62	$ 3.28	$ 2.45	$ 1.60
Average shares outstanding:
Basic (in Shares)	1,984,818	1,978,181	1,919,333	1,763,982	1,756,157	1,704,677	1,647,771	1,621,889	1,911,960	1,683,052	1,575,213
Diluted (in Shares)	1,991,354	1,983,863	1,921,205	1,764,585	1,756,157	1,704,677	1,647,920	1,651,889	1,916,932	1,683,052	1,575,821